Accumulated Other Comprehensive Loss (Summary Of Changes In Accumulated Other Comprehensive Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (861,911)	$ (2,422,109)	$ (2,442,997)
Net gain/(loss) arising during period before reclassifications	(2,797,734)	879,193	(488,972)
Amounts reclassified from AOCL	17,467	681,005	509,860
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	(2,780,267)	1,560,198	20,888
Balance	(3,642,178)	(861,911)	(2,422,109)
Prior Service Cost [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(17,467)	(34,936)	(52,405)
Amounts reclassified from AOCL	17,467	17,469	17,469
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	17,467	17,469	17,469
Balance		(17,467)	(34,936)
Net Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(844,444)	(2,387,173)	(2,390,592)
Net gain/(loss) arising during period before reclassifications	(2,797,734)	879,193	(488,972)
Amounts reclassified from AOCL		663,536	492,391
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	(2,797,734)	1,542,729	3,419
Balance	$ (3,642,178)	$ (844,444)	$ (2,387,173)